JRI	Nuveen Real Asset Income and Growth Fund Portfolio of Investments March 31, 2022
(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 137.9% (97.2% of Total Investments)

	COMMON STOCKS – 41.9% (29.6% of Total Investments)

	Air Freight & Logistics – 0.3%

23,417	Oesterreichische Post AG, (2)	$832,086
158,757	PostNL NV, (2)	605,048
	Total Air Freight & Logistics	1,437,134

	Diversified Financial Services – 0.4%

1,048,961	Sdcl Energy Efficiency Income Trust PLC, (2)	1,614,265

	Diversified Telecommunication Services – 1.6%

1,793,450	HKBN Ltd, (2)	2,054,360
424,135	HKT Trust & HKT Ltd, (2)	581,555
6,877,002	NetLink NBN Trust	4,947,118
	Total Diversified Telecommunication Services	7,583,033

	Electric Utilities – 8.5% (6.0% of Total Investments)

187,564	Cia de Transmissao de Energia Eletrica Paulista, (2)	1,041,617
178,596	CK Infrastructure Holdings Ltd, (2)	1,193,884
209,027	Contact Energy Ltd, (2)	1,176,349
883	Edison International	61,898
129,925	Emera Inc	6,440,389
99,623	Endesa SA, (2)	2,172,141
111,638	Enel Chile SA, ADR	176,388
720,025	Enel SpA, (2)	4,807,427
181,202	OGE Energy Corp	7,389,418
53,126	Pinnacle West Capital Corp	4,149,141
189,806	Red Electrica Corp SA, (2)	3,896,911
23,964	Southern Co	1,737,630
252,585	SSE PLC, Reg S (2)	5,771,323
	Total Electric Utilities	40,014,516

	Equity Real Estate Investment Trust – 0.6%

273,171	Nexus Industrial REIT	2,790,380

	Gas Utilities – 3.5%

339,785	APA Group, (2)	2,700,558
193,996	Enagas SA, (2)	4,307,928
399,375	Italgas SpA, (2)	2,562,175
10,863	Naturgy Energy Group SA, (2)	325,449
1,114,892	Snam SpA, (2)	6,429,077
	Total Gas Utilities	16,325,187

	Health Care Providers & Services – 0.5%

91,253	Chartwell Retirement Residences	905,121
124,709	Sienna Senior Living Inc	1,527,253
	Total Health Care Providers & Services	2,432,374

	Household Durables – 0.3%

54,124	Persimmon PLC, (2)	1,517,710

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)

Shares	Description (1)	Value

	Independent Power & Renewable Electricity Producers – 1.6%

34,272	Atlantica Sustainable Infrastructure PLC	$1,201,919
675	Canadian Solar Infrastructure Fund Inc, (2)	673,482
46,734	Capital Power Corp	1,521,850
80,809	Clearway Energy Inc	2,692,556
91,154	TransAlta Renewables Inc	1,347,459
	Total Independent Power & Renewable Electricity Producers	7,437,266

	Industrial Conglomerates – 0.1%

416,177	NWS Holdings Ltd, (2)	380,892

	Multi-Utilities – 3.9%

43,048	ACEA SpA, (2)	790,417
164,213	Algonquin Power & Utilities Corp	2,546,967
101,243	Canadian Utilities Ltd	3,103,333
25,985	E.ON SE, (2)	301,897
135,302	Engie SA, (2)	1,778,815
94,675	National Grid PLC, ADR	7,277,667
521,339	REN - Redes Energeticas Nacionais SGPS SA	1,643,684
245,465	Vector Ltd, (2)	685,828
	Total Multi-Utilities	18,128,608

	Oil, Gas & Consumable Fuels – 14.5%

122,942	DT Midstream Inc	6,670,833
248,360	Enbridge Inc	11,446,913
161,552	Enterprise Products Partners LP	4,169,657
125,037	Gibson Energy Inc	2,501,440
39,850	Keyera Corp	1,010,156
495,718	Kinder Morgan Inc	9,374,028
54,904	Magellan Midstream Partners LP	2,694,139
67,249	ONEOK Inc	4,749,797
116,184	Pembina Pipeline Corp	4,365,206
201,853	Plains GP Holdings LP, Class A	2,331,402
76,914	TC Energy Corp	4,338,044
413,037	Williams Cos Inc	13,799,566
111,891	Z Energy Ltd	290,798
	Total Oil, Gas & Consumable Fuels	67,741,979

	Real Estate Management & Development – 2.5%

84,931	Amot Investments Ltd, (2)	636,321
1,671,381	Ascendas India Trust, (2)	1,461,927
43,877	Cibus Nordic Real Estate AB, (2)	1,167,585
955,763	Corp Inmobiliaria Vesta SAB de CV	1,825,512
65,174	DIC Asset AG, (2)	1,041,076
152	Hongkong Land Holdings Ltd, (2)	743
80,904	Hysan Development Co Ltd	236,516
67,396	Kennedy-Wilson Holdings Inc	1,643,788
4,999	LEG Immobilien SE, (2)	569,276
10,312	New World Development Co Ltd, (2)	41,837
975,318	Sino Land Co Ltd, (2)	1,257,585
124,412	Sun Hung Kai Properties Ltd, (2)	1,480,189
20,212	TAG Immobilien AG, (2)	457,677
	Total Real Estate Management & Development	11,820,032

	Road & Rail – 0.4%

724,002	Aurizon Holdings Ltd, (2)	1,990,024

	Transportation Infrastructure – 2.2%

214,032	Atlantia SpA, (2), (3)	4,450,269
687,358	Atlas Arteria Ltd, (2)	3,345,289
547,032	China Merchants Port Holdings Co Ltd, (2)	985,196
1,108,670	COSCO SHIPPING Ports Ltd, (2)	859,158
351,796	Dalrymple Bay Infrastructure Ltd	565,985
94,097	Jiangsu Expressway Co Ltd, (2)	98,270
	Total Transportation Infrastructure	10,304,167

Shares	Description (1)	Value

	Water Utilities – 1.0%

883,975	Guangdong Investment Ltd, (2)	$1,204,363
242,072	United Utilities Group PLC, (2)	3,564,632
	Total Water Utilities	4,768,995
	Total Common Stocks (cost $168,472,265)	196,286,562

Shares	Description (1)	Value

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 34.9% (24.6% of Total Investments)

	Diversified – 6.4%

508,040	Abacus Property Group, (2)	$1,251,700
8,648	Alpine Income Property Trust Inc	162,582
85,966	Armada Hoffler Properties Inc	1,255,104
117,410	Broadstone Net Lease Inc	2,557,190
178,019	Charter Hall Long Wale REIT, (2)	706,135
4,244	Cofinimmo SA, (2)	618,076
4,823	Gecina SA, (2)	607,834
50,669	Global Net Lease Inc	797,023
423,348	GPT Group, (2)	1,632,985
416,153	Growthpoint Properties Australia Ltd, (2)	1,357,934
1,073,617	Home Reit PLC	1,748,842
522	Hulic Reit Inc, (2)	713,135
27,901	ICADE, (2)	1,795,026
985,083	LXI REIT Plc, (2)	1,913,202
4,765	Star Asia Investment Corp	2,430,643
783,418	Stockland, (2)	2,482,653
581,010	Stride Property Group, (2)	799,332
1,536	United Urban Investment Corp, (2)	1,770,311
64,959	WP Carey Inc	5,251,286
	Total Diversified	29,850,993

	Health Care – 4.0%

922,171	Assura PLC	810,433
40,506	CareTrust REIT Inc	781,766
21,528	Healthcare Realty Trust Inc	591,589
33,692	Medical Properties Trust Inc	712,249
475,222	NorthWest Healthcare Properties Real Estate Investment Trust	5,234,417
438,521	Physicians Realty Trust	7,691,658
79,717	Sabra Health Care REIT Inc	1,186,986
721,433	Target Healthcare REIT PLC, (2)	1,061,580
14,956	Universal Health Realty Income Trust	872,982
	Total Health Care	18,943,660

	Industrial – 5.3%

550,212	Ascendas Real Estate Investment Trust, (2)	1,185,611
655,009	Centuria Industrial REIT, (2)	1,873,050
262,153	Dexus Industria REIT, (2)	663,702
329,482	Dream Industrial Real Estate Investment Trust	4,253,761
3,523,287	Frasers Logistics & Commercial Trust, (2)	3,778,856
94,767	Industrial Logistics Properties Trust	2,148,368
59,250	Intervest Offices & Warehouses NV	1,792,664
2,340,601	Mapletree Industrial Trust, (2)	4,633,709
466,488	Mapletree Logistics Trust, (2)	633,921
1,000,069	PLA Administradora Industrial S de RL de CV	1,399,795
1,066,014	Urban Logistics REIT PLC	2,667,703
	Total Industrial	25,031,140

	Mortgage – 1.7%

46,871	Blackstone Mortgage Trust Inc, Class A	1,490,029
128,006	KKR Real Estate Finance Trust Inc	2,638,204
22,021	Nexpoint Real Estate Finance Inc	497,674
127,986	Starwood Property Trust Inc	3,093,422
	Total Mortgage	7,719,329

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)

Shares	Description (1)				Value

	Office – 6.4%

234,612	Brandywine Realty Trust				$3,317,414
530,514	Centuria Office, (2)				870,033
4,823	Corporate Office Properties Trust				137,648
28,832	Covivio, (2)				2,294,565
2,754,453	Cromwell Property Group, (2)				1,704,299
290,662	Dexus, (2)				2,372,578
134,936	Easterly Government Properties Inc				2,852,547
32,453	Franklin Street Properties Corp				191,473
1,369,015	GDI Property Group, (2)				1,111,724
4,140	Highwoods Properties Inc				189,364
1,627	Ichigo Office REIT Investment Corp, (2)				1,176,616
40,484	NSI NV, (2)				1,778,273
176,752	Piedmont Office Realty Trust Inc				3,043,669
107,905	Postal Realty Trust Inc				1,814,962
34,762	SL Green Realty Corp				2,821,979
408,218	True North Commercial Real Estate Investment Trust				2,337,992
47,172	Vornado Realty Trust				2,137,835
	Total Office				30,152,971

	Retail – 7.5%

593,424	CapitaLand China Trust, (2)				527,699
434,460	CapitaLand Integrated Commercial Trust, (2)				718,744
206,502	Choice Properties Real Estate Investment Trust				2,558,666
216,325	Crombie Real Estate Investment Trust				3,175,270
2,270,265	Fortune Real Estate Investment Trust, (2)				2,039,996
984,333	Frasers Centrepoint Trust, (2)				1,766,470
1,057	Kenedix Retail REIT Corp, (2)				2,424,264
5,551	Klepierre SA, (2)				147,790
182,815	Link REIT, (2)				1,556,894
435,506	Mapletree Commercial Trust, (2)				605,923
52,129	National Retail Properties Inc				2,342,677
85,539	RioCan Real Estate Investment Trust				1,726,312
12,244	Saul Centers Inc				645,259
1,520,328	Scentre Group, (2)				3,456,704
32,506	Simon Property Group Inc				4,276,489
96,932	Spirit Realty Capital Inc				4,460,811
42,663	Urstadt Biddle Properties Inc, Class A				802,491
1,120,737	Waypoint REIT Ltd, (2)				2,230,689
	Total Retail				35,463,148

	Specialized – 3.6%

118,556	Four Corners Property Trust Inc				3,205,754
97,680	Gaming and Leisure Properties Inc				4,584,122
157,008	MGM Growth Properties LLC				6,076,210
98,412	VICI Properties Inc				2,800,806
	Total Specialized				16,666,892
	Total Real Estate Investment Trust Common Stocks (cost $147,975,632)				163,828,133

Principal Amount (000) (4)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	CORPORATE BONDS – 20.2% (14.3% of Total Investments)

	Air Freight & Logistics – 0.3%

$1,500	Cargo Aircraft Management Inc, 144A	4.750%	2/01/28	BB	1,464,120

	Capital Markets – 0.2%

1,150	Hunt Cos Inc, 144A	5.250%	4/15/29	BB–	1,095,548

	Chemicals – 0.0%

100	Calumet Specialty Products Partners LP / Calumet Finance Corp, 144A	11.000%	4/15/25	B–	103,703

Principal Amount (000) (4)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		Commercial Services & Supplies – 0.8%

$500		Adani Ports & Special Economic Zone Ltd, 144A	4.200%	8/04/27	BBB–	$487,083
85		Clean Harbors Inc, 144A	4.875%	7/15/27	BB	84,788
500		Clean Harbors Inc, 144A	5.125%	7/15/29	BB	501,875
750		Covanta Holding Corp, 144A	4.875%	12/01/29	B1	716,025
475		GFL Environmental Inc, 144A	3.500%	9/01/28	BB–	445,951
1,150		GFL Environmental Inc, 144A	4.750%	6/15/29	B–	1,093,937
345		Stericycle Inc, 144A	3.875%	1/15/29	BB	320,850
3,805		Total Commercial Services & Supplies				3,650,509

		Communications Equipment – 0.3%

225		Liquid Telecommunications Financing Plc, 144A	5.500%	9/04/26	B1	215,055
1,175		Viasat Inc, 144A	6.500%	7/15/28	BB–	1,128,000
1,400		Total Communications Equipment				1,343,055

		Construction & Engineering – 0.3%

600		GMR Hyderabad International Airport Ltd, 144A	5.375%	4/10/24	BB+	600,780
300		GMR Hyderabad International Airport Ltd, 144A	4.250%	10/27/27	BB+	272,250
600		IHS Netherlands Holdco BV, 144A	8.000%	9/18/27	BB–	597,300
1,500		Total Construction & Engineering				1,470,330

		Diversified Financial Services – 0.5%

360		Cometa Energia SA de CV, 144A	6.375%	4/24/35	Baa3	363,196
325		Indian Railway Finance Corp Ltd, 144A	3.570%	1/21/32	BBB–	306,205
650		Minejesa Capital BV, 144A	5.625%	8/10/37	Baa3	591,910
6,009	BRL	Swiss Insured Brazil Power Finance Sarl, 144A	9.850%	7/16/32	AAA	1,148,587
		Total Diversified Financial Services				2,409,898

		Diversified Telecommunication Services – 0.9%

600		Altice France SA/France, 144A	5.500%	1/15/28	B	556,020
775		Altice France SA/France, 144A	5.125%	7/15/29	B	694,594
200		Cablevision Lightpath LLC, 144A	3.875%	9/15/27	B+	187,000
1,405		Cellnex Finance Co SA, 144A	3.875%	7/07/41	BBB–	1,141,310
750		Frontier Communications Holdings LLC, 144A	6.000%	1/15/30	BB–	693,750
385		Iliad Holding SASU, 144A	6.500%	10/15/26	BB–	386,039
455		Iliad Holding SASU, 144A	7.000%	10/15/28	BB–	455,673
4,570		Total Diversified Telecommunication Services				4,114,386

		Electric Utilities – 1.7%

290		Acwa Power Management And Investments One Ltd, 144A	5.950%	12/15/39	Baa3	307,678
700		Adani Green Energy UP Ltd / Prayatna Developers Pvt Ltd / Parampujya Solar Energy, 144A	6.250%	12/10/24	BB+	715,750
362		Adani Transmission Ltd, 144A	4.250%	5/21/36	BBB–	331,052
200		Cikarang Listrindo Tbk PT, 144A	4.950%	9/14/26	BB+	198,100
925		Clearway Energy Operating LLC, 144A	3.750%	2/15/31	BB	864,963
325		Electricidad Firme de Mexico Holdings SA de CV, 144A	4.900%	11/20/26	Ba2	302,659
1,800,000	COP	Empresas Publicas de Medellin ESP, 144A	8.375%	11/08/27	Baa3	414,768
600		Lamar Funding Ltd, 144A	3.958%	5/07/25	BB	586,999
610		LLPL Capital Pte Ltd, 144A	6.875%	2/04/39	Baa3	610,495
183		NRG Energy Inc	6.625%	1/15/27	BB+	188,587
675		Pacific Gas and Electric Co	3.300%	8/01/40	BBB–	552,425
395		Pattern Energy Operations LP / Pattern Energy Operations Inc, 144A	4.500%	8/15/28	BB–	388,605
500		ReNew Wind Energy AP2 / ReNew Power Pvt Ltd other 9 Subsidiaries, 144A	4.500%	7/14/28	Ba3	454,209
525		Southern California Edison Co, (3-Month LIBOR reference rate + 4.199% spread), (6)	4.516%	12/30/49	BB+	519,750
1,435		TerraForm Power Operating LLC, 144A	4.750%	1/15/30	BB–	1,399,555
		Total Electric Utilities				7,835,595

		Electrical Equipment – 0.2%

1,065		Vertiv Group Corp, 144A	4.125%	11/15/28	BB–	971,935

		Energy Equipment & Services – 0.1%

325		Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.250%	4/01/28	B+	320,317
350		Galaxy Pipeline Assets Bidco Ltd, 144A	3.250%	9/30/40	Aa2	315,961
675		Total Energy Equipment & Services				636,278

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)

Principal Amount (000) (4)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Equity Real Estate Investment Trust – 2.5%

$565	CTR Partnership LP / CareTrust Capital Corp, 144A	3.875%	6/30/28	BB+	$532,637
625	GLP Capital LP / GLP Financing II Inc	4.000%	1/15/31	BBB–	606,175
770	HAT Holdings I LLC / HAT Holdings II LLC, 144A	3.375%	6/15/26	BB+	731,500
1,175	HAT Holdings I LLC / HAT Holdings II LLC, 144A	3.750%	9/15/30	BB+	1,057,500
485	Iron Mountain Inc, 144A	5.250%	3/15/28	BB–	478,501
300	Iron Mountain Inc, 144A	4.500%	2/15/31	BB–	277,053
850	Iron Mountain Information Management Services Inc, 144A	5.000%	7/15/32	BB–	796,875
2,025	MPT Operating Partnership LP / MPT Finance Corp	3.500%	3/15/31	BBB–	1,880,642
650	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 144A	4.875%	5/15/29	B+	609,342
1,600	RHP Hotel Properties LP / RHP Finance Corp, 144A	4.500%	2/15/29	B1	1,504,000
560	RLJ Lodging Trust LP, 144A	3.750%	7/01/26	BB–	532,000
560	RLJ Lodging Trust LP, 144A	4.000%	9/15/29	BB–	517,922
1,260	Scentre Group Trust 2, 144A	5.125%	9/24/80	BBB+	1,236,375
660	Welltower Inc	3.850%	6/15/32	BBB+	664,608
440	XHR LP, 144A	4.875%	6/01/29	B1	427,429
12,525	Total Equity Real Estate Investment Trust				11,852,559

	Gas Utilities – 0.6%

800	Ferrellgas LP / Ferrellgas Finance Corp, 144A	5.375%	4/01/26	B–	755,408
875	Ferrellgas LP / Ferrellgas Finance Corp, 144A	5.875%	4/01/29	B–	807,599
1,150	National Gas Co of Trinidad & Tobago Ltd, 144A	6.050%	1/15/36	BBB–	1,160,074
275	Superior Plus LP / Superior General Partner Inc, 144A	4.500%	3/15/29	BB–	258,398
3,100	Total Gas Utilities				2,981,479

	Health Care Providers & Services – 0.9%

1,130	CHS/Community Health Systems Inc, 144A	6.875%	4/15/29	CCC	1,110,225
1,000	Encompass Health Corp	4.750%	2/01/30	B+	960,000
575	LifePoint Health Inc, 144A	5.375%	1/15/29	CCC+	543,308
1,725	Tenet Healthcare Corp, 144A	6.125%	10/01/28	B+	1,753,031
4,430	Total Health Care Providers & Services				4,366,564

	Hotels, Restaurants & Leisure – 1.0%

725	CDI Escrow Issuer Inc, 144A, (WI/DD, Settling 04/13/22)	5.750%	4/01/30	B+	$732,250
750	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc, 144A	4.625%	1/15/29	B	710,625
200	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc, 144A	6.750%	7/15/30	CCC+	183,994
1,000	Hilton Domestic Operating Co Inc, 144A	4.000%	5/01/31	N/R	943,750
620	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 144A	5.000%	6/01/29	BB–	591,663
425	Marriott Ownership Resorts Inc, 144A	4.500%	6/15/29	B+	400,563
350	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc, 144A	4.625%	6/15/25	BB+	352,625
555	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc	4.500%	1/15/28	BB+	559,162
4,625	Total Hotels, Restaurants & Leisure				4,474,632

	Independent Power & Renewable Electricity Producers – 0.9%

598	Alfa Desarrollo SpA, 144A	4.550%	9/27/51	BBB–	519,097
545	Atlantica Sustainable Infrastructure PLC, 144A	4.125%	6/15/28	BB+	525,194
337	Azure Power Energy Ltd, 144A	3.575%	8/19/26	BB+	319,840
1,530	Clearway Energy Operating LLC, 144A	3.750%	1/15/32	BB	1,407,600
600	EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 144A	5.375%	12/30/30	BBB–	416,808
300	Israel Electric Corp Ltd, Reg S, 144A	3.750%	2/22/32	Baa1	287,923
525	NRG Energy Inc, 144A	5.250%	6/15/29	BB+	513,046
395	UEP Penonome II SA, 144A	6.500%	10/01/38	BB	374,667
4,830	Total Independent Power & Renewable Electricity Producers				4,364,175

	Internet Software & Services – 0.2%

775	Cogent Communications Group Inc, 144A	3.500%	5/01/26	BB	736,250

	Machinery – 0.2%

775	WASH Multifamily Acquisition Inc, 144A	5.750%	4/15/26	B–	776,938

Principal Amount (000) (4)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		Media – 1.2%

$1,600		CCO Holdings LLC / CCO Holdings Capital Corp	4.500%	5/01/32	BB+	$1,463,520
575		Directv Financing LLC / Directv Financing Co-Obligor Inc, 144A	5.875%	8/15/27	BBB–	565,656
595		DISH DBS Corp, 144A	5.250%	12/01/26	Ba3	566,737
800		DISH DBS Corp, 144A	5.750%	12/01/28	Ba3	757,000
625		Lamar Media Corp	3.750%	2/15/28	BB	593,466
1,880		VZ Secured Financing BV, 144A	5.000%	1/15/32	BB	1,757,800
6,075		Total Media				5,704,179

		Mortgage Real Estate Investment Trust – 0.7%

2,310		Blackstone Mortgage Trust Inc, 144A	3.750%	1/15/27	Ba2	2,148,300
280		Starwood Property Trust Inc, 144A	3.750%	12/31/24	BB+	271,600
250		Starwood Property Trust Inc	4.750%	3/15/25	BB+	253,120
750		Starwood Property Trust Inc, 144A	3.625%	7/15/26	BB+	716,152
3,590		Total Mortgage Real Estate Investment Trust				3,389,172

		Oil, Gas & Consumable Fuels – 3.5%

600		Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	7.875%	5/15/26	BB	649,272
125		Calumet Specialty Products Partners LP / Calumet Finance Corp, 144A	8.125%	1/15/27	B–	116,250
510		CNX Midstream Partners LP, 144A	4.750%	4/15/30	BB	477,600
1,365		Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp, 144A	5.625%	5/01/27	BB–	1,352,497
745		DT Midstream Inc, 144A	4.375%	6/15/31	BB+	713,337
163		Energean Israel Finance Ltd, Reg S, 144A	5.375%	3/30/28	BB–	156,994
350		EnLink Midstream LLC, 144A	5.625%	1/15/28	BB+	357,000
850		EnLink Midstream LLC	5.375%	6/01/29	BB+	847,875
450		EQM Midstream Partners LP	5.500%	7/15/28	BB	451,762
525		EQM Midstream Partners LP, 144A	4.750%	1/15/31	BB	490,875
305		Genesis Energy LP / Genesis Energy Finance Corp	5.625%	6/15/24	B	303,112
550		Hess Midstream Operations LP, 144A	5.625%	2/15/26	BB+	564,272
955	CAD	Keyera Corp	5.950%	3/10/81	BB	734,040
500		Leviathan Bond Ltd, Reg S, 144A	6.750%	6/30/30	BB	514,203
1,050		M/I Homes Inc	4.950%	2/01/28	Ba2	989,625
875		New Fortress Energy Inc, 144A	6.500%	9/30/26	BB–	866,924
575		NGL Energy Operating LLC / NGL Energy Finance Corp, 144A	7.500%	2/01/26	BB–	565,622
225		NuStar Logistics LP	6.375%	10/01/30	BB–	228,046
200		Oleoducto Central SA, 144A	4.000%	7/14/27	Baa3	188,492
1,579	CAD	Pembina Pipeline Corp	4.800%	1/25/81	BB+	1,145,736
900		Peru LNG Srl, 144A	5.375%	3/22/30	B+	796,500
200		Promigas SA ESP / Gases del Pacifico SAC, 144A	3.750%	10/16/29	Baa3	181,102
625		Sunoco LP / Sunoco Finance Corp	5.875%	3/15/28	BB	631,250
935		Sunoco LP / Sunoco Finance Corp, 144A	4.500%	4/30/30	BB	861,401
200		Targa Resources Partners LP / Targa Resources Partners Finance Corp	4.000%	1/15/32	BBB–	192,397
640		TransMontaigne Partners LP / TLP Finance Corp	6.125%	2/15/26	B–	632,442
550		Tullow Oil PLC, 144A	10.250%	5/15/26	B2	560,384
500		USA Compression Partners LP / USA Compression Finance Corp	6.875%	9/01/27	BB–	501,920
500		Western Midstream Operating LP	5.300%	2/01/30	BBB–	497,500
		Total Oil, Gas & Consumable Fuels				16,568,430

		Real Estate Management & Development – 0.8%

450		Cushman & Wakefield US Borrower LLC, 144A	6.750%	5/15/28	BB–	470,250
475		Howard Hughes Corp, 144A	4.125%	2/01/29	BB	445,674
525		Howard Hughes Corp, 144A	4.375%	2/01/31	BB	493,500
550		Kennedy-Wilson Inc	4.750%	3/01/29	BB	530,271
1,025		Kennedy-Wilson Inc	5.000%	3/01/31	BB	984,000
725	EUR	Peach Property Finance GmbH, 144A	4.375%	11/15/25	BB+	792,579
		Total Real Estate Management & Development				3,716,274

		Road & Rail – 0.3%

200		ENA Master Trust, 144A	4.000%	5/19/48	BBB	187,750
670		First Student Bidco Inc / First Transit Parent Inc, 144A	4.000%	7/31/29	BB+	624,788
500		Rumo Luxembourg Sarl, 144A	5.250%	1/10/28	BB	497,500
300		Rumo Luxembourg Sarl, 144A	4.200%	1/18/32	Ba2	259,800
1,670		Total Road & Rail				1,569,838

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)

Principal Amount (000) (4)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Specialty Retail – 0.3%

$250	Asbury Automotive Group Inc, 144A	4.625%	11/15/29	BB	$232,812
500	Asbury Automotive Group Inc, 144A	5.000%	2/15/32	BB	464,770
545	LCM Investments Holdings II LLC, 144A	4.875%	5/01/29	BB–	514,742
1,295	Total Specialty Retail				1,212,324

	Trading Companies & Distributors – 0.7%

870	Albion Financing 1 SARL / Aggreko Holdings Inc, 144A	6.125%	10/15/26	BB+	839,550
1,140	Albion Financing 2SARL, 144A	8.750%	4/15/27	BB–	1,097,478
1,225	NESCO Holdings II Inc, 144A	5.500%	4/15/29	B	1,203,562
125	United Rentals North America Inc	3.875%	2/15/31	BB+	117,813
3,360	Total Trading Companies & Distributors				3,258,403

	Transportation Infrastructure – 0.6%

200	Aeropuerto Internacional de Tocumen SA, 144A	4.000%	8/11/41	BBB	181,864
400	Aeropuerto Internacional de Tocumen SA, 144A	5.125%	8/11/61	BBB	364,000
1,025	Aeropuertos Dominicanos Siglo XXI SA, 144A	6.750%	3/30/29	BB–	986,563
413	Autopistas del Sol SA/Costa Rica, 144A	7.375%	12/30/30	B	408,985
600	DP World Ltd/United Arab Emirates, 144A	5.625%	9/25/48	Baa3	647,976
2,638	Total Transportation Infrastructure				2,589,388

	Wireless Telecommunication Services – 0.5%

450	America Movil SAB de CV, 144A	5.375%	4/04/32	A–	450,000
250	CT Trust, 144A	5.125%	2/03/32	Ba1	249,750
700	Telefonica Moviles Chile SA, 144A	3.537%	11/18/31	BBB+	651,000
965	Vmed O2 UK Financing I PLC, 144A	4.750%	7/15/31	BB+	909,512
2,365	Total Wireless Telecommunication Services				2,260,262
	Total Corporate Bonds (cost $100,323,700)				94,916,224

Shares	Description (1)	Coupon		Ratings (5)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 16.8% (11.8% of Total Investments)

	Diversified Financial Services – 0.2%

27,235	Brookfield Finance Inc	4.625%		BBB	$572,480
14,512	National Rural Utilities Cooperative Finance Corp	5.500%		A3	375,570
	Total Diversified Financial Services				948,050

	Electric Utilities – 1.6%

33,538	DTE Energy Co	4.375%		BBB–	746,589
5,651	Duke Energy Corp	5.750%		BBB–	146,474
19,763	Entergy Arkansas LLC	4.875%		A	494,075
15,497	Entergy Texas Inc	5.375%		BBB–	390,059
43,834	Georgia Power Co	5.000%		Baa2	1,106,809
31,000	Integrys Holding Inc, (2)	6.000%		BBB	775,000
78,624	Southern Co	4.950%		BBB–	1,897,197
87,377	Southern Co	4.200%		BBB–	1,949,381
	Total Electric Utilities				7,505,584

	Equity Real Estate Investment Trust – 10.3%

70,191	Agree Realty Corp	4.250%		Baa2	1,395,397
47,631	American Homes 4 Rent	5.875%		BB	1,193,633
70,496	American Homes 4 Rent	5.875%		BB	1,768,040
2,724	American Homes 4 Rent	6.250%		Ba1	70,306
61,499	Armada Hoffler Properties Inc	6.750%		N/R	1,597,744
102,419	Centerspace	6.625%		N/R	2,579,935
24,635	Chatham Lodging Trust	6.625%		N/R	600,355
33,621	City Office REIT Inc	6.625%		N/R	860,698
51,412	DiamondRock Hospitality Co	8.250%		N/R	1,385,553
56,691	Digital Realty Trust Inc	5.250%		Baa3	1,412,173
42,482	Digital Realty Trust Inc	5.850%		Baa3	1,105,806
69,179	Digital Realty Trust Inc	5.200%		Baa3	1,722,557

Shares	Description (1)	Coupon	Ratings (5)	Value

	Equity Real Estate Investment Trust (continued)

875	DigitalBridge Group Inc	7.125%	N/R	$21,586
8,454	Federal Realty Investment Trust	5.000%	Baa2	213,548
111,183	Hudson Pacific Properties Inc	4.750%	Baa3	2,393,770
70,462	Kimco Realty Corp	5.250%	Baa2	1,756,618
1,884	Mid-America Apartment Communities Inc	8.500%	BBB–	113,153
18,921	National Storage Affiliates Trust	6.000%	N/R	481,729
65,041	Pebblebrook Hotel Trust	6.300%	N/R	1,572,047
31,067	Pebblebrook Hotel Trust	6.375%	N/R	767,355
43,143	Pebblebrook Hotel Trust	5.700%	N/R	978,483
49,095	PS Business Parks Inc	5.200%	BBB	1,219,029
108,192	PS Business Parks Inc	4.875%	BBB	2,541,430
52,738	Public Storage	4.875%	A3	1,285,225
3,726	Public Storage	4.750%	A3	91,212
45,340	Public Storage	4.625%	A3	1,055,515
25,884	Public Storage, (3)	4.000%	A3	533,987
27,187	Public Storage	4.100%	A3	564,674
83,853	Rexford Industrial Realty Inc	5.625%	BB+	2,099,679
22,519	Saul Centers Inc	6.125%	N/R	562,750
34,046	Saul Centers Inc	6.000%	N/R	856,209
37,084	SITE Centers Corp	6.375%	BB+	927,471
56,140	Summit Hotel Properties Inc	6.250%	N/R	1,379,921
30,338	Summit Hotel Properties Inc	5.875%	N/R	710,516
45,340	Sunstone Hotel Investors Inc	6.125%	N/R	1,093,147
49,071	Sunstone Hotel Investors Inc	5.700%	N/R	1,120,291
53,584	UMH Properties Inc	6.750%	N/R	1,360,498
37,710	Urstadt Biddle Properties Inc	6.250%	N/R	945,013
36,797	Urstadt Biddle Properties Inc	5.875%	N/R	923,973
105,087	Vornado Realty Trust	5.250%	Ba1	2,431,713
74,440	Vornado Realty Trust	5.250%	Ba1	1,729,241
42,055	Vornado Realty Trust	4.450%	Ba1	842,362
	Total Equity Real Estate Investment Trust			48,264,342

	Gas Utilities – 0.6%

15,031	AltaGas Ltd	5.290%	BB	373,070
78,722	South Jersey Industries Inc	5.625%	BB+	1,582,312
28,300	Spire Inc	5.900%	BBB	731,555
	Total Gas Utilities			2,686,937

	Independent Power & Renewable Electricity Producers – 0.5%

43,659	Brookfield BRP Holdings Canada Inc	4.625%	BBB–	880,602
74,724	Brookfield Renewable Partners LP	5.250%	BBB–	1,693,246
	Total Independent Power & Renewable Electricity Producers			2,573,848

	Multi-Utilities – 2.3%

16,040	Algonquin Power & Utilities Corp	6.200%	BB+	420,408
27,668	BIP Bermuda Holdings I Ltd	5.125%	BBB–	625,850
14,729	Brookfield Infrastructure Finance ULC	5.000%	BBB–	322,860
79,146	Brookfield Infrastructure Partners LP	5.125%	BBB–	1,628,033
23,199	Brookfield Infrastructure Partners LP	5.000%	BBB–	470,940
51,408	CMS Energy Corp	5.875%	BBB–	1,321,186
51,040	CMS Energy Corp	4.200%	BBB–	1,070,819
11,532	DTE Energy Co	5.250%	BBB–	285,302
52,623	DTE Energy Co	4.375%	BBB–	1,224,537
23,326	NiSource Inc	6.500%	BBB–	626,303
119,307	Sempra Energy	5.750%	BBB–	3,050,680
	Total Multi-Utilities			11,046,918

	Oil, Gas & Consumable Fuels – 0.1%

14,441	NuStar Energy LP	7.625%	B2	306,294

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)

Shares		Description (1)	Coupon		Ratings (5)	Value

		Real Estate Management & Development – 1.1%

72,980		Brookfield Property Partners LP	6.375%		BB	$1,500,469
77,571		Brookfield Property Partners LP	6.500%		BB	1,650,711
87,974		Brookfield Property Partners LP	5.750%		BB	1,854,492
		Total Real Estate Management & Development				5,005,672

		Trading Companies & Distributors – 0.1%

11,367		Fortress Transportation and Infrastructure Investors LLC	8.250%		B	295,428
		Total $25 Par (or similar) Retail Preferred (cost $82,220,958)				78,633,073

Principal Amount (000) (4)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 13.7% (9.6% of Total Investments)

		Diversified Financial Services – 0.4%

$325		National Rural Utilities Cooperative Finance Corp	5.250%	4/20/46	A3	$327,398
1,650		Transcanada Trust	5.625%	5/20/75	BBB	1,650,495
1,975		Total Diversified Financial Services				1,977,893

		Electric Utilities – 3.8%

1,025		American Electric Power Co Inc	3.875%	2/15/62	BBB	946,938
995		ComEd Financing III	6.350%	3/15/33	Baa2	1,109,967
2,600		Duke Energy Corp	4.875%	N/A (7)	BBB–	2,627,638
1,480		Edison International	5.000%	N/A (7)	BB+	1,388,980
945		Edison International	5.375%	N/A (7)	BB+	911,689
900	GBP	Electricite de France SA, Reg S	5.875%	N/A (7)	BBB–	1,170,346
3,083		Emera Inc	6.750%	6/15/76	BB+	3,244,857
1,855		Enel SpA, 144A	8.750%	9/24/73	BBB–	1,994,125
2,640		NextEra Energy Capital Holdings Inc	5.650%	5/01/79	BBB	2,709,647
1,060		Southern Co	4.000%	1/15/51	BBB–	1,025,550
695		SSE PLC	4.750%	9/16/77	BBB–	697,703
		Total Electric Utilities				17,827,440

		Independent Power & Renewable Electricity Producers – 0.2%

585		Vistra Corp, 144A	8.000%	N/A (7)	Ba3	590,844
330		Vistra Corp, 144A	7.000%	N/A (7)	Ba3	321,338
915		Total Independent Power & Renewable Electricity Producers				912,182

		Marine – 0.2%

940		Royal Capital BV, Reg S	4.875%	N/A (7)	N/R	937,650

		Multi-Utilities – 3.5%

1,110		Algonquin Power & Utilities Corp	4.750%	1/18/82	BB+	1,034,964
3,395		CenterPoint Energy Inc	6.125%	N/A (7)	BBB–	3,344,075
1,655		CMS Energy Corp	4.750%	6/01/50	BBB–	1,638,450
1,045		Dominion Energy Inc	5.750%	10/01/54	BBB–	1,060,336
1,195		Dominion Energy Inc	4.350%	N/A (7)	BBB–	1,155,637
1,275		Dominion Energy Inc	4.650%	N/A (7)	BBB–	1,262,250
1,035		NiSource Inc	5.650%	N/A (7)	BBB–	1,014,300
1,912		RWE AG, Reg S	6.625%	7/30/75	BBB–	2,055,537
1,840		Sempra Energy	4.125%	4/01/52	BBB–	1,717,636
2,370		Sempra Energy	4.875%	N/A (7)	BBB–	2,381,850
16,832		Total Multi-Utilities				16,665,035

		Oil, Gas & Consumable Fuels – 5.1%

3,970		Enbridge Inc	6.000%	1/15/77	BBB–	4,069,303
4,565		Enbridge Inc	5.500%	7/15/77	BBB–	4,508,715
1,690		Enbridge Inc	6.250%	3/01/78	BBB–	1,749,457
1,550		Enbridge Inc	5.750%	7/15/80	BBB–	1,604,250
1,384		Energy Transfer LP, (3-Month LIBOR reference rate + 3.018% spread), (6)	3.334%	11/01/66	Ba1	1,150,934
535		Energy Transfer LP	6.500%	N/A (7)	BB	525,798
3,115		Enterprise Products Operating LLC	5.250%	8/16/77	Baa2	2,928,453

Principal Amount (000) (4)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		Oil, Gas & Consumable Fuels (continued)

$2,120		Enterprise Products Operating LLC	5.375%	2/15/78	Baa2	$1,969,779
1,020	CAD	Inter Pipeline Ltd/AB	6.625%	11/19/79	BB	808,249
2,073		Transcanada Trust	5.875%	8/15/76	BBB	2,095,347
1,344		Transcanada Trust	5.500%	9/15/79	BBB	1,341,312
1,020		Transcanada Trust	5.600%	3/07/82	BBB	1,031,189
		Total Oil, Gas & Consumable Fuels				23,782,786

		Real Estate Management & Development – 0.2%

750		AT Securities BV, Reg S	5.250%	N/A (7)	BBB–	739,913

		Road & Rail – 0.3%

1,134		BNSF Funding Trust I	6.613%	12/15/55	A	1,202,040
		Total $1,000 Par (or similar) Institutional Preferred (cost $64,420,861)				64,044,939

Shares		Description (1)	Coupon		Ratings (5)	Value

		CONVERTIBLE PREFERRED SECURITIES – 8.1% (5.7% of Total Investments)

		Commercial Services & Supplies – 0.4%

24,505		GFL Environmental Inc	6.000%		N/R	$1,814,350

		Electric Utilities – 3.6%

45,680		American Electric Power Co Inc	6.125%		BBB	2,552,142
58,829		NextEra Energy Inc	4.872%		A–	3,635,044
71,677		NextEra Energy Inc	5.279%		BBB	3,737,956
30,095		NextEra Energy Inc	6.219%		BBB	1,581,191
14,611		PG&E Corp	5.500%		N/R	1,642,861
64,873		Southern Co	6.750%		BBB–	3,542,714
		Total Electric Utilities				16,691,908

		Equity Real Estate Investment Trust – 0.3%

8,691		Equity Commonwealth	6.500%		N/R	239,437
8,718		LXP Industrial Trust	6.500%		N/R	461,705
14,937		RPT Realty	7.250%		BB	885,593
		Total Equity Real Estate Investment Trust				1,586,735

		Gas Utilities – 0.6%

21,052		South Jersey Industries Inc	8.750%		N/R	1,463,745
28,362		Spire Inc	7.500%		N/R	1,486,169
		Total Gas Utilities				2,949,914

		Independent Power & Renewable Electricity Producers – 0.4%

17,651		AES Corp	6.875%		BB	1,746,213

		Multi-Utilities – 2.6%

23,583		Algonquin Power & Utilities Corp	7.750%		N/R	1,168,774
34,119		Dominion Energy Inc	7.250%		BBB–	3,464,784
99,206		DTE Energy Co	6.250%		BBB–	5,286,688
19,334		NiSource Inc	7.750%		BBB–	2,300,359
		Total Multi-Utilities				12,220,605

		Water Utilities – 0.2%

17,231		Essential Utilities Inc	6.000%		N/R	1,054,365
		Total Convertible Preferred Securities (cost $33,819,824)				38,064,090

Shares		Description (1)				Value

		INVESTMENT COMPANIES – 1.4% (1.0% of Total Investments)

1,204,283		Digital 9 Infrastructure PLC/Fund				$1,749,699
858,934		Greencoat UK Wind PLC/Funds				1,715,469
665,332		JLEN Environmental Assets Group Ltd Foresight Group Holdings				984,508
43,263		Real Estate Credit Investments Ltd/Fund, (2)				85,817

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)

Shares	Description (1)						Value

	INVESTMENT COMPANIES (continued)

370,531	Renewables Infrastructure Group Ltd, (2)						$657,021
413,430	Sequoia Economic Infrastructure Income Fund Ltd						558,309
449,245	Starwood European Real Estate Finance Ltd						569,482
	Total Investment Companies (cost $5,953,601)						6,320,305

Principal Amount (000)	Description (1)	Coupon (8)	Reference Rate (8)	Spread (8)	Maturity (9)	Ratings (5)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 0.6% (0.4% of Total Investments) (8)

	Electric Utilities – 0.1%

$670	ExGen Renewables IV, LLC, Term Loan	3.500%	3-Month LIBOR	2.500%	12/15/27	BB–	$665,193

	Real Estate Management & Development – 0.4%

1,847	Brookfield Property REIT Inc., Term Loan B, First Lien	2.957%	1-Month LIBOR	2.500%	8/24/25	BB+	1,805,701

	Specialty Retail – 0.1%

325	PECF USS Intermediate Holding III Corporation, Term Loan B	4.750%	3-Month LIBOR	4.250%	11/04/28	B2	322,535
$2,842	Total Variable Rate Senior Loan Interests (cost $2,833,605)						2,793,429

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (5)	Value

	MORTGAGE-BACKED SECURITIES – 0.3% (0.2% of Total Investments)

$200	Alen 2021-ACEN Mortgage Trust, 144A, (1-Month LIBOR reference rate + 4.000% spread), (6)			4.397%	4/15/34	BB–	$195,589
100	COMM 2014-CCRE19 Mortgage Trust, 144A			4.705%	8/10/47	BBB–	93,943
165	COMM 2015-CCRE24 Mortgage Trust			3.463%	8/10/48	BBB–	148,498
215	GS Mortgage Securities Trust 2016-GS4			3.958%	11/10/49	A–	199,145
50	JP Morgan Chase Commercial Mortgage Securities Trust 2020-ACE, 144A			3.640%	1/10/37	Aa3	48,131
310	Natixis Commercial Mortgage Securities Trust 2019-MILE, 144A, (1-Month LIBOR reference rate + 2.750% spread), (6)			3.147%	7/15/36	N/R	307,219
525	Natixis Commercial Mortgage Securities Trust 2019-MILE, 144A, (1-Month LIBOR reference rate + 4.250% spread), (6)			4.647%	7/15/36	N/R	506,686
$1,565	Total Mortgage-Backed Securities (cost $1,539,120)						1,499,211
	Total Long-Term Investments (cost $607,559,566)						646,385,966

Principal Amount (000)	Description (1)			Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 4.0% (2.8% of Total Investments)

	REPURCHASE AGREEMENTS – 4.0% (2.8% of Total Investments)

$17,691	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/22, repurchase price $17,690,423, collateralized by $13,044,000, U.S. Treasury Inflation Index, 0.125%, due 7/15/31, value $14,564,721; $2,965,200, U.S. Treasury Inflation Index, 0.25%, due 7/15/29, value $3,479,616			0.000%	4/01/22		$17,690,423
987	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/22, repurchase price $986,804, collateralized by $932,000, U.S. Treasury Inflation Index, 0.125%, due 1/15/32, value $1,006,593			0.000%	4/01/22		986,804
278	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/22, repurchase price $278,400, collateralized by $254,400 U.S. Treasury Inflation Index, 0.125%, due 7/15/31, value $284,059			0.000%	4/01/22		278,400
$18,956	Total Short-Term Investments (cost $18,955,627)						18,955,627
	Total Investments (cost $626,515,193) – 141.9%						665,341,593
	Borrowings – (42.2)% (10), (11)						(197,935,000)
	Other Assets Less Liabilities – 0.3% (12)						1,491,483
	Net Assets Applicable to Common Shares – 100%						$468,898,076

Investments in Derivatives

Futures Contracts – Short

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	(10)	6/22	$(1,262,124)	$(1,228,750)	$33,374	$(2,500)
U.S. Treasury 10-Year Ultra Note	(43)	6/22	(6,003,373)	(5,825,156)	178,216	(17,469)
U.S. Treasury Long Bond	(10)	6/22	(1,543,574)	(1,500,625)	42,949	(6,250)
U.S. Treasury Ultra Bond	(7)	6/22	(1,285,899)	(1,239,875)	46,024	(7,437)
Total			$(10,094,970)	$(9,794,406)	$300,563	$(33,656)

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (14)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$112,400,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$(19,741)	$(19,741)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)

The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$123,473,951	$72,812,611	$—	$196,286,562
Real Estate Investment Trust Common Stocks	107,566,120	56,262,013	—	163,828,133
Corporate Bonds	—	94,916,224	—	94,916,224
$25 Par (or similar) Retail Preferred	77,858,073	775,000	—	78,633,073
$1,000 Par (or similar) Institutional Preferred	—	64,044,939	—	64,044,939
Convertible Preferred Securities	36,577,921	1,486,169	—	38,064,090
Investment Companies	5,577,467	742,838	—	6,320,305
Variable Rate Senior Loan Interests	—	2,793,429	—	2,793,429
Mortgage-Backed Securities	—	1,499,211	—	1,499,211

Short-Term Investments:			—
Repurchase Agreements	—	18,955,627	—	18,955,627

Investments in Derivatives:			—
Futures Contracts*	300,563	—	—	300,563
Interest Rate Swaps*	—	(19,741)	—	(19,741)
Total	$351,354,095	$314,307,802	$—	$665,661,897

*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(4)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(5)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(7)	Perpetual security. Maturity date is not applicable.

(8)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(9)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(10)	Borrowings as a percentage of Total Investments is 29.7%.

(11)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(12)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(13)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

BRL	Brazilian Real

CAD	Canadian Dollar

COP	Colombian Peso

EUR	Euro

GBP	Pound Sterling

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable.

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust

WI/DD	Purchased on a when-issued or delayed delivery basis.